Equity (Details Textual) ₨ / shares in Units, ₨ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2024 INR (₨) ₨ / shares $ / shares	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2023 ₨ / shares $ / shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2022 $ / shares	Mar. 31, 2015 INR (₨) ₨ / shares shares	Jul. 20, 2023 INR (₨)	Mar. 31, 2015 $ / shares
Statement [Line Items]
Increase in authorised share capital							₨ 189,000
Authorized Share Capital							₨ 2,040,000
Number of shares authorised | shares							204,000,000
Par value per share | ₨ / shares	₨ 10	₨ 10	₨ 0	₨ 0			₨ 10
Maximum Amount of Securities Issuable	₨ 6,000,000	₨ 6,000,000
Ordinary shares [member]
Statement [Line Items]
Number of shares authorised | shares							750,000,000
Par value per share | $ / shares									$ 10
Preference shares [member]
Statement [Line Items]
Number of shares authorised | shares							250,000,000
Par value per share | $ / shares									$ 10
Kotak Special Situations Fund [Member]
Statement [Line Items]
Debt Conversion Converted Instrument Interest Rate	6.00%
Series 1 Compulsorily Convertible Debentures [Member] | Kotak Special Situations Fund [Member]
Statement [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares					2,000
Debt Conversion Converted Instrument Share Price | (per share)		₨ 100			₨ 100
Debt Conversion Converted Instrument Amount 1					₨ 20,000,000,000
Series 2 Compulsorily Convertible Debentures [Member] | Kotak Special Situations Fund [Member]
Statement [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	19,800,000		19,800,000		20,000,000
Debt Conversion Converted Instrument Share Price | (per share)		₨ 100	₨ 100	₨ 100		$ 20
Debt Conversion Converted Instrument Amount 1			₨ 1,980,000		₨ 100
Debt Conversion, Converted Instrument Rate	1.00%				1.00%
Maximum Amount of Securities Issuable	₨ 6,000,000	₨ 6,000,000
Amount to be transferred by way of assignment								₨ 6,000,000
Series Four Compulsorily Convertible Debentures [Member] | Kotak Special Situations Fund [Member]
Statement [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	48,000,000
Debt Conversion Converted Instrument Share Price | ₨ / shares	₨ 100
Debt Conversion Converted Instrument Amount 1	₨ 4,800,000
Debt Conversion Converted Instrument Interest Rate	6.00%
Related parties [Member] | Series 1 Compulsorily Convertible Debentures [Member] | Kotak Special Situations Fund [Member]
Statement [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	20,000,000
Debt Conversion Converted Instrument Amount 1	₨ 2,000,000
Related parties [Member] | Series 2 Compulsorily Convertible Debentures [Member] | Kotak Special Situations Fund [Member]
Statement [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	20,000,000
Debt Conversion Converted Instrument Amount 1	₨ 20,000